Income Taxes (Details) - Schedule of Statutory Federal Income Tax Rate (Benefit)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of the Statutory Federal Income Tax Rate Benefit [Abstract]
Statutory federal income tax rate	21.00%	21.00%
Transaction costs warrants	0.00%	0.00%
Change in fair value of warrants	(316.10%)	(17.90%)
Change in fair value of Forward Purchase Agreement	(50.70%)	0.00%
Penalties & interest	(3.60%)	0.00%
True up – Start-up/Organization Costs	(7.10%)	0.00%
Change in valuation allowance	(1466.20%)	1.90%
Income tax provision	1721.30%	5.00%